Deferred revenue - Changes in deferred revenue balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred revenue
Balance at the beginning of year	$ 22,802	$ 28,199
Additions to deferred revenue	72,300	135,292
Recognition of deferred revenue as revenues	(77,887)	(141,156)
Exchange differences	(240)	467
Balance at the end of year	$ 16,975	$ 22,802